Geographic Operations and Concentrations	12 Months Ended
Dec. 31, 2012
Geographic Operations and Concentrations
Geographic Operations and Concentrations

Note 18—Geographic Operations and Concentrations

        We operate in one operating segment and provide services primarily in two regions: "Americas", which includes the United States, Canada, the Philippines, India, China, Nicaragua, the Dominican Republic, and El Salvador; and "EMEA", which includes Europe, the Middle East, and Africa.

        The following table presents geographic information regarding our operations:

	Year Ended December 31,
	2012	2011	2010
Revenue:
Americas
United States	$204,229	$193,385	$201,018
Philippines	207,589	188,021	161,789
Canada	109,920	126,827	121,022
Others	118,309	100,530	104,200

Total Americas	$640,047	$608,763	$588,029
EMEA	220,264	238,144	212,144

Total	$860,311	$846,907	$800,173

	December 31, 2012	December 31, 2011
Total assets:
Americas	$536,149	$545,568
EMEA	67,879	71,128

	$604,028	$616,696

        We derive significant revenues from three clients. At December 31, 2012, three of our largest clients by revenue are global technology companies. The percentage of revenue for clients exceeding 10% of revenue in the years ended December 31, 2012, 2011 and 2010 is as follows:

	Year Ended December 31,
	2012	2011	2010
Microsoft	11%	10%	6%
Dell	9%	12%	16%
Hewlett Packard	8%	10%	12%

        Related accounts receivable from these three clients were 3%, 12% and 7%, respectively, of our total accounts receivable at December 31, 2012 and 6%, 14% and 9%, respectively, of our total accounts receivable at December 31, 2011.